Capital Stock (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Stock (Textual) [Abstract]
Common stock authorized	300,000,000
Preferred stock authorized	30,000,000
Common stock reserved for future grants of restricted stock	10,304,816	12,121,210	13,558,565
Common stock held in revocable trust	487,075	486,138	484,872
Schedule of Capital Stock
Common Shares Outstanding, ending	94,704,173	100,129,380	103,270,067
2006 Employee Plan [Member]
Capital Stock (Textual) [Abstract]
Number of shares authorized under Employee Plan	19,200,000
Treasury Stock [Member]
Schedule of Capital Stock
Common Shares in Treasury, beginning	12,772,498	8,352,904	3,601,159
Shares tendered as payment for option rights exercised	7,229	2,697	7,766
Shares tendered in connection with grants of restricted stock	108,352	116,897	143,979
Treasury stock purchased	6,925,000	4,300,000	4,600,000
Common Shares in Treasury, ending	19,813,079	12,772,498	8,352,904
Common Stock [Member]
Schedule of Capital Stock
Common Shares Outstanding, beginning	100,129,380	103,270,067	103,854,234
Shares tendered as payment for option rights exercised	(7,229)	(2,697)	(7,766)
Shares issued for exercise of option rights	1,423,395	1,127,942	4,140,822
Shares tendered in connection with grants of restricted stock	(108,352)	(116,897)	(143,979)
Net shares issued for grants of restricted stock	191,979	150,965	26,756
Treasury stock purchased	(6,925,000)	(4,300,000)	(4,600,000)
Common Shares Outstanding, ending	94,704,173	100,129,380	103,270,067
Cumulative Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized	3,000,000
Convertible Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized	1,000,000